SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.7%

Fixed Income Funds — 56.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y‡	242,192	$2,485
SEI Institutional Managed Trust Conservative Income Fund, Cl Y‡	127,322	1,275
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	65,594	636
SEI Institutional Managed Trust Real Return Fund, Cl Y	43,579	424

Total Fixed Income Funds
(Cost $4,673) ($ Thousands)		4,820
Multi-Asset Funds — 29.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y‡	169,681	1,724
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	31,101	320
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	53,741	425

Total Multi-Asset Funds
(Cost $2,388) ($ Thousands)		2,469
Equity Funds — 9.2%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	6,964	173
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	58,409	616

Total Equity Funds
(Cost $729) ($ Thousands)		789
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 3.640%**	424,553	425

Total Money Market Fund
(Cost $425) ($ Thousands)		425

Total Investments in Securities — 99.7%
(Cost $8,215) ($ Thousands)		$8,503

Percentages are based on Net Assets of $8,525 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Defensive Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$2,620	$145	$(304)	$—	$24	$2,485	$66	$—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,342	86	(153)	—	—	1,275	41	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	671	49	(93)	—	9	636	18	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	447	27	(43)	—	(7)	424	18	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,803	75	(215)	1	60	1,724	17	17
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	334	23	(46)	1	8	320	13	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	449	42	(54)	1	(13)	425	20	—
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	3	—	(3)	1	(1)	—	—	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF^	176	8	(19)	—	8	173	9	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	649	81	(110)	8	(12)	616	8	44
SEI Daily Income Trust Government Fund, Institutional Class	447	28	(50)	—	—	425	13	—
Totals	$8,941	$564	$(1,090)	$12	$76	$8,503	$223	$61

Amounts designated as “ – “ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

2	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.6%

Money Market Fund — 80.5%
SEI Daily Income Trust Government Fund, Institutional Class, 3.640%**‡	1,222,527	$1,223

Total Money Market Fund
(Cost $1,223) ($ Thousands)		1,223
Fixed Income Fund — 19.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	54,937	291

Total Fixed Income Fund
(Cost $291) ($ Thousands)		291
Total Investments in Securities — 99.6%
(Cost $1,514) ($ Thousands)		$1,514

Percentages are based on Net Assets of $1,520 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$1,336	$96	$(209)	$—	$—	$1,223	$40	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	317	32	(58)	(3)	3	291	18	3
Totals	$1,653	$128	$(267)	$(3)	$3	$1,514	$58	$3

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%

Fixed Income Funds — 50.2%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y‡	397,529	$4,079
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	122,076	1,145
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	61,089	573
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	285,981	2,863
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	434,475	4,214
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	108,117	573
SEI Institutional Managed Trust Real Return Fund, Cl Y	117,468	1,144

Total Fixed Income Funds
(Cost $14,474) ($ Thousands)		14,591
Multi-Asset Funds — 28.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	72,995	569
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y‡	485,425	4,932
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	125,102	1,286
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	180,419	1,427

Total Multi-Asset Funds
(Cost $7,973) ($ Thousands)		8,214
Equity Funds — 21.3%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	34,633	863
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	28,875	933
SEI Exchange-Traded Funds Select International Equity ETF	30,045	978
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	253,720	2,674
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	56,179	737

Total Equity Funds
(Cost $5,437) ($ Thousands)		6,185

Total Investments in Securities — 99.8%
(Cost $27,884) ($ Thousands)		$28,990

Percentages are based on Net Assets of $29,048 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

4	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Conservative Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$4,326	$257	$(544)	$(15)	$55	$4,079	$107	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,213	54	(125)	—	3	1,145	37	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	597	43	(115)	5	43	573	40	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	3,031	139	(307)	—	—	2,863	91	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,471	305	(625)	(91)	154	4,214	121	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	602	48	(77)	(4)	4	573	33	6
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,211	70	(117)	(2)	(18)	1,144	50	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	602	39	(108)	(5)	41	569	18	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,207	328	(775)	(1)	173	4,932	50	47
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,361	60	(169)	1	33	1,286	55	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,520	105	(156)	(1)	(41)	1,427	66	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF^	885	9	(69)	(2)	40	863	44	—
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	1,224	—	(349)	73	(15)	933	20	—
SEI Exchange-Traded Funds Select International Equity ETF	873	1	(100)	19	185	978	24	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,847	289	(438)	29	(53)	2,674	35	193
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	786	135	(120)	2	(66)	737	13	99
Totals	$30,756	$1,882	$(4,194)	$8	$538	$28,990	$804	$345

Amounts designated as “ – “ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

SEI Asset Allocation Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.7%

Equity Funds — 46.6%
SEI Institutional Managed Trust Real Estate Fund, Cl Y‡	148,372	$2,166
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	331,760	4,353

Total Equity Funds
(Cost $5,204) ($ Thousands)		6,519
Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	871,713	4,620

Total Fixed Income Fund
(Cost $4,727) ($ Thousands)		4,620

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 20.0%
SEI Daily Income Trust Government Fund, Institutional Class, 3.640%**‡	2,795,663	$2,796

Total Money Market Fund
(Cost $2,796) ($ Thousands)		2,796

Total Investments in Securities — 99.7%
(Cost $12,727) ($ Thousands)		$13,935

Percentages are based on Net Assets of $13,979 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,444	$370	$(412)	$39	$(275)	$2,166	$58	$190
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,920	845	(1,037)	121	(496)	4,353	80	595
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,161	362	(904)	(124)	125	4,620	281	47
SEI Daily Income Trust Government Fund, Institutional Class	3,157	181	(542)	—	—	2,796	90	—
Totals	$15,682	$1,758	$(2,895)	$36	$(646)	$13,935	$509	$832

Amounts designated as “ – “ are $0 or have been rounded to $0.

6	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%

Fixed Income Funds — 36.6%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	522,281	$5,359
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	244,639	2,295
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	203,855	1,914
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	1,536,509	14,904
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	361,079	1,914
SEI Institutional Managed Trust Real Return Fund, Cl Y	235,355	2,292

Total Fixed Income Funds
(Cost $29,207) ($ Thousands)		28,678
Equity Funds — 35.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	149,864	3,736
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	97,961	3,165
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	94,076	2,928
SEI Exchange-Traded Funds Select International Equity ETF	134,680	4,381
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	92,296	1,519
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y‡	904,000	9,528
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	202,787	2,661

Total Equity Funds
(Cost $24,775) ($ Thousands)		27,918
Multi-Asset Funds — 27.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	927,776	7,227
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	752,538	7,646
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	279,067	2,869
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	482,900	3,820

Total Multi-Asset Funds
(Cost $21,229) ($ Thousands)		21,562
Total Investments in Securities — 99.8%
(Cost $75,211) ($ Thousands)		$78,158

Percentages are based on Net Assets of $78,280 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Moderate Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$5,420	$448	$(561)	$(16)	$68	$5,359	$136	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,322	207	(241)	—	7	2,295	72	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,920	172	(333)	—	155	1,914	129	19
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	15,100	1,710	(2,124)	(389)	607	14,904	416	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,926	216	(227)	(22)	21	1,914	109	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,317	239	(224)	(3)	(37)	2,292	97	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF^	3,817	62	(306)	(10)	173	3,736	192	—
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	3,484	—	(499)	105	75	3,165	60	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	14	—	(18)	8	(4)	—	—	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	8	—	(9)	3	(2)	—	—	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	10	—	(13)	5	(2)	—	—	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	2,575	—	(299)	50	602	2,928	102	—
SEI Exchange-Traded Funds Select International Equity ETF	4,149	—	(692)	104	820	4,381	113	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,522	468	(527)	24	32	1,519	31	235
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,670	1,508	(1,554)	75	(171)	9,528	124	674
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,727	615	(453)	1	(229)	2,661	46	353
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	7,321	780	(1,321)	(314)	761	7,227	225	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,703	469	(780)	(9)	263	7,646	76	73
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,900	256	(362)	(17)	92	2,869	121	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,871	397	(338)	(2)	(108)	3,820	176	—
Totals	$78,776	$7,547	$(10,881)	$(407)	$3,123	$78,158	$2,225	$1,354

Amounts designated as “ – “ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

8	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.2%

Equity Funds — 66.8%
SEI Institutional International Trust International Equity Fund, Cl Y	164,371	$2,124
SEI Institutional Managed Trust Real Estate Fund, Cl Y	145,163	2,119
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	99,500	4,051
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	1,352,920	17,750

Total Equity Funds
(Cost $18,437) ($ Thousands)		26,044
Fixed Income Fund — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	1,319,561	6,993

Total Fixed Income Fund
(Cost $7,231) ($ Thousands)		6,993

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 14.5%
SEI Daily Income Trust Government Fund, Institutional Class, 3.640%**‡	5,633,792	$5,634

Total Money Market Fund
(Cost $5,634) ($ Thousands)		5,634

Total Investments in Securities — 99.2%
(Cost $31,302) ($ Thousands)		$38,671

Percentages are based on Net Assets of $38,988 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,228	$429	$(715)	$217	$(35)	$2,124	$77	$255
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,285	365	(300)	24	(255)	2,119	56	185
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	4,283	245	(1,158)	666	15	4,051	40	37
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	19,025	3,171	(2,869)	425	(2,002)	17,750	323	2,443
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7,427	796	(1,226)	(290)	286	6,993	419	71
SEI Daily Income Trust Government Fund, Institutional Class	6,007	637	(1,010)	—	—	5,634	176	1
Totals	$41,255	$5,643	$(7,278)	$1,042	$(1,991)	$38,671	$1,091	$2,992

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 74.8%
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	146,230	$6,746
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	90,753	3,533
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	168,297	6,984
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	297,146	9,249
SEI Exchange-Traded Funds Select International Equity ETF‡	738,624	24,029
SEI Exchange-Traded Funds Select Small Cap ETF	238,160	6,654
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	602,995	9,925
SEI Institutional Managed Trust Large Cap Fund, Cl Y‡	976,335	13,737

Total Equity Funds
(Cost $60,382) ($ Thousands)		80,857
Fixed Income Funds — 13.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	345,671	3,246
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	846,170	8,208
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	612,263	3,245

Total Fixed Income Funds
(Cost $14,227) ($ Thousands)		14,699
Multi-Asset Fund — 11.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	1,591,815	12,400

Total Multi-Asset Fund
(Cost $12,262) ($ Thousands)		12,400

Total Investments in Securities — 99.9%
(Cost $86,871) ($ Thousands)		$107,956

Percentages are based on Net Assets of $108,033 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

10	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Aggressive Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	$6,147	$—	$(1,044)	$436	$1,207	$6,746	$41	$—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	3,169	—	—	—	364	3,533	33	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	6,003	—	(627)	211	1,397	6,984	111	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	7,768	—	(497)	83	1,895	9,249	314	—
SEI Exchange-Traded Funds Select International Equity ETF	21,865	—	(2,683)	314	4,533	24,029	579	—
SEI Exchange-Traded Funds Select Small Cap ETF	5,664	—	(1)	—	991	6,654	39	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	8,762	2,220	(1,297)	43	197	9,925	199	1,537
SEI Institutional Managed Trust Large Cap Fund, Cl Y	12,111	4,405	(2,991)	(1)	213	13,737	122	2,359
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,872	510	(385)	—	249	3,246	207	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,349	1,630	(889)	(98)	216	8,208	218	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,883	627	(261)	(11)	7	3,245	176	32
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,107	3,085	(2,558)	(412)	1,178	12,400	385	—
Totals	$95,700	$12,477	$(13,233)	$565	$12,447	$107,956	$2,424	$3,928

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	127,675	$1,801
SEI Institutional International Trust International Equity Fund, Cl Y‡	1,108,855	14,326
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	1,224,987	49,869
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y‡	516,834	12,389

Total Equity Funds
(Cost $32,450) ($ Thousands)		78,385

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	383,430	$3,601
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,353,834	7,175

Total Fixed Income Funds
(Cost $11,582) ($ Thousands)		10,776

Total Investments in Securities — 99.9%
(Cost $44,032) ($ Thousands)		$89,161

Percentages are based on Net Assets of $89,223 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,701	$117	$(414)	$54	$343	$1,801	$69	$11
SEI Institutional International Trust International Equity Fund, Cl Y	13,555	2,237	(2,420)	303	651	14,326	509	1,729
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	44,890	906	(3,517)	247	7,343	49,869	455	451
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,607	1,032	(520)	6	1,264	12,389	89	479
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,364	275	(321)	(39)	322	3,601	236	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,653	731	(200)	(54)	45	7,175	398	73
Totals	$80,770	$5,298	$(7,392)	$517	$9,968	$89,161	$1,756	$2,743

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.9%

Equity Funds — 45.6%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	52,969	$1,320
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	21,777	1,005
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	13,767	536
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	24,569	1,020
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	51,979	1,618
SEI Exchange-Traded Funds Select International Equity ETF‡	111,245	3,619
SEI Exchange-Traded Funds Select Small Cap ETF	54,050	1,510
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	115,495	1,901
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	150,470	1,586
SEI Institutional Managed Trust Large Cap Fund, Cl Y	118,163	1,662

Total Equity Funds
(Cost $12,285) ($ Thousands)		15,777
Fixed Income Funds — 31.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	136,197	1,279
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	845,865	8,205
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	241,039	1,277

Total Fixed Income Funds
(Cost $11,019) ($ Thousands)		10,761
Multi-Asset Funds — 22.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	508,086	3,958
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	116,318	1,196
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	321,469	2,543

Total Multi-Asset Funds
(Cost $7,657) ($ Thousands)		7,697

Total Investments in Securities — 98.9%
(Cost $30,961) ($ Thousands)		$34,235

Percentages are based on Net Assets of $34,612 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

SEI Asset Allocation Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Market Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF^	$1,363	$—	$(103)	$1	$59	$1,320	$68	$—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	1,035	—	(298)	125	143	1,005	7	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	481	—	—	—	55	536	5	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	969	—	(199)	67	183	1,020	17	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	1,623	—	(396)	56	335	1,618	60	—
SEI Exchange-Traded Funds Select International Equity ETF	3,940	—	(1,125)	149	655	3,619	98	—
SEI Exchange-Traded Funds Select Small Cap ETF	1,285	—	—	—	225	1,510	9	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,026	371	(580)	198	(114)	1,901	39	304
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,735	146	(300)	36	(31)	1,586	21	117
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,768	378	(594)	140	(30)	1,662	24	292
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,376	100	(302)	(7)	112	1,279	115	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,970	3,205	(3,891)	(610)	531	8,205	423	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,375	152	(226)	(60)	36	1,277	131	13
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,316	399	(1,029)	(201)	473	3,958	125	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,298	58	(194)	(7)	41	1,196	53	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,787	345	(514)	(1)	(74)	2,543	119	—
Totals	$36,347	$5,154	$(9,751)	$(114)	$2,599	$34,235	$1,314	$726

Amounts designated as “ – “ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

14	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	28,717	$405
SEI Institutional International Trust International Equity Fund, Cl Y‡	248,998	3,217
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	275,826	11,229
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y‡	115,146	2,760

Total Equity Funds
(Cost $6,294) ($ Thousands)		17,611

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	85,289	$801
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	301,056	1,596

Total Fixed Income Funds
(Cost $2,582) ($ Thousands)		2,397

Total Investments in Securities — 99.9%
(Cost $8,876) ($ Thousands)		$20,008

Percentages are based on Net Assets of $20,031 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.
Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$393	$24	$(103)	$19	$72	$405	$16	$2
SEI Institutional International Trust International Equity Fund, Cl Y	3,149	529	(682)	141	80	3,217	114	386
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	10,948	279	(1,743)	1,022	723	11,229	105	101
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	2,631	148	(324)	(2)	307	2,760	21	107
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	797	55	(114)	(13)	76	801	54	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,600	131	(132)	(40)	37	1,596	90	16
Totals	$19,518	$1,166	$(3,098)	$1,127	$1,295	$20,008	$400	$612

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 55.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	107,120	$2,670
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	90,333	4,167
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	64,050	2,493
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	102,651	4,260
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	206,570	6,430
SEI Exchange-Traded Funds Select International Equity ETF‡	463,235	15,070
SEI Exchange-Traded Funds Select Small Cap ETF	193,790	5,415
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	418,494	6,888
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	327,055	3,447
SEI Institutional Managed Trust Large Cap Fund, Cl Y	576,314	8,109

Total Equity Funds
(Cost $45,221) ($ Thousands)		58,949
Fixed Income Funds — 22.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	502,144	4,715
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	1,529,142	14,833
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	889,412	4,714

Total Fixed Income Funds
(Cost $24,361) ($ Thousands)		24,262
Multi-Asset Funds — 21.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	1,584,772	12,345
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	264,825	2,723
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	939,305	7,430

Total Multi-Asset Funds
(Cost $21,996) ($ Thousands)		22,498

Total Investments in Securities — 99.9%
(Cost $91,578) ($ Thousands)		$105,709

Percentages are based on Net Assets of $105,815 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange Traded Fund

16	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Market Growth Strategy Fund

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF^	$2,637	$—	$(83)	$(2)	$118	$2,670	$137	$—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Momentum Factor ETF	4,755	1	(1,702)	659	454	4,167	28	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Quality Factor ETF	2,237	—	(1)	—	257	2,493	23	—
SEI Exchange-Traded Funds Enhanced U.S. Large Cap Value Factor ETF	4,447	—	(1,294)	436	671	4,260	75	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	6,128	—	(1,190)	164	1,328	6,430	231	—
SEI Exchange-Traded Funds Select International Equity ETF	15,601	—	(3,749)	456	2,762	15,070	389	—
SEI Exchange-Traded Funds Select Small Cap ETF	4,608	1	—	—	806	5,415	32	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6,455	1,562	(1,323)	174	20	6,888	139	1,064
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,272	462	(245)	18	(60)	3,447	44	241
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,630	2,020	(1,697)	34	122	8,109	73	1,379
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,406	359	(413)	(28)	391	4,715	305	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,083	4,055	(3,524)	(533)	752	14,833	407	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,445	546	(273)	(50)	46	4,714	257	46
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,744	3,416	(3,587)	(772)	1,544	12,345	384	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,584	226	(154)	(8)	75	2,723	110	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,066	1,263	(690)	7	(216)	7,430	339	—
Totals	$102,098	$13,911	$(19,925)	$555	$9,070	$105,709	$2,973	$2,730

Amounts designated as “ – “ are $0 or have been rounded to $0.

^	The SEI DBi Multi Strategy Alternative ETF (“QALT”), formerly the SIMT Liquid Alternative Fund, underwent two reorganizations: Class Y to Class F on August 3, 2025, and Class F to an exchange traded fund on September 3, 2025.

SEI Asset Allocation Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	190,232	$2,684
SEI Institutional International Trust International Equity Fund, Cl Y‡	1,649,433	21,311
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	1,825,939	74,334
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y‡	764,439	18,323

Total Equity Funds
(Cost $45,877) ($ Thousands)		116,652

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	568,295	$5,336
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,004,282	10,623

Total Fixed Income Funds
(Cost $17,547) ($ Thousands)		15,959

Total Investments in Securities — 99.9%
(Cost $63,424) ($ Thousands)		$132,611

Percentages are based on Net Assets of $132,748 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at https://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,521	$135	$(563)	$86	$505	$2,684	$103	$16
SEI Institutional International Trust International Equity Fund, Cl Y	20,099	3,316	(3,538)	576	858	21,311	757	2,541
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	68,468	1,350	(6,890)	1,842	9,564	74,334	682	668
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	16,331	874	(783)	8	1,893	18,323	133	706
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,075	363	(522)	(71)	491	5,336	354	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,157	929	(447)	(167)	151	10,623	591	107
Totals	$122,651	$6,967	$(12,743)	$2,274	$13,462	$132,611	$2,620	$4,038

Amounts designated as “ – “ are $0 or have been rounded to $0.

18	SEI Asset Allocation Trust